Value Line Core Bond Fund
Schedule of Investments (unaudited)
March 31, 2023

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS 1.6%
$ 330,830	FHLMC, Series 2023-DNA1, Class 2023-M1A, REMIC, (SOFR30A + 2.10%), 6.66%, 3/25/43(1)(2)	$ 331,287
325,051	FNMA, Series 2023-R02, Class 1M1, (SOFR30A + 2.30%), 6.87%, 1/25/43(1)(2)	324,691
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $658,950)		655,978
COMMERCIAL MORTGAGE-BACKED SECURITIES 5.1%
150,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	146,360
180,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class A2, 2.65%, 8/25/26	170,661
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K061, Class A2, 3.35%, 11/25/26(2)	241,060
200,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K063, Class A2, 3.43%, 1/25/27(2)	194,017
300,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K069, Class A2, 3.19%, 9/25/27(2)	287,603
200,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K092, Class A2, 3.30%, 4/25/29	190,485
450,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K103, Class A2, 2.65%, 11/25/29	409,941
175,000	FREMF Mortgage Trust, Series 2015-K43, Class B, 3.73%, 2/25/48(1)(2)	169,569
138,847	GNMA, Series 2012-125, Class AB, 2.11%, 2/16/53(2)	119,210
104,546	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	97,815
36,751	Sequoia Mortgage Trust, Series 2004-8, Class A1, (1-month LIBOR + 0.70%), 5.46%, 9/20/34(2)	31,163
39,507	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class ASB, 3.46%, 7/15/58	38,447
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,403,514)		2,096,331
CORPORATE BONDS & NOTES 32.8%
BASIC MATERIALS 1.0%
	CHEMICALS 0.3%
150,000	Nutrien Ltd., Senior Unsecured Notes, 4.20%, 4/1/29	144,476
	IRON/STEEL 0.4%
165,000	Steel Dynamics, Inc., Senior Unsecured Notes, 3.25%, 1/15/31	146,875
	MINING 0.3%
145,000	Freeport-McMoRan, Inc., Guaranteed Notes, 4.63%, 8/1/30	136,960
		428,311
COMMUNICATIONS 2.8%
	INTERNET 0.7%
150,000	Expedia Group, Inc., Guaranteed Notes, 3.25%, 2/15/30	129,990
Principal Amount		Value
CORPORATE BONDS & NOTES 32.8% (continued)
COMMUNICATIONS 2.8% (continued)
	INTERNET 0.7% (continued)
$ 145,000	Netflix, Inc., Senior Unsecured Notes, 4.88%, 4/15/28	$ 144,275
		274,265
	MEDIA 0.8%
150,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	148,503
175,000	Comcast Corp., Guaranteed Notes, 4.15%, 10/15/28	173,114
		321,617
	TELECOMMUNICATIONS 1.3%
150,000	AT&T, Inc., Senior Unsecured Notes, 2.55%, 12/1/33	120,653
150,000	Motorola Solutions, Inc., Senior Unsecured Notes, 4.60%, 5/23/29	145,915
150,000	T-Mobile USA, Inc., Guaranteed Notes, 3.50%, 4/15/31	134,875
175,000	Vodafone Group PLC, Senior Unsecured Notes, 4.25%, 9/17/50	143,066
		544,509
		1,140,391
CONSUMER, CYCLICAL 4.2%
	AUTO MANUFACTURERS 1.1%
175,000	Cummins, Inc., Senior Unsecured Notes, 1.50%, 9/1/30	143,175
170,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 3.38%, 11/13/25	159,339
150,000	General Motors Financial Co., Inc., Senior Unsecured Notes, 5.00%, 4/9/27	148,225
		450,739
	HOME BUILDERS 0.7%
142,000	PulteGroup, Inc., Guaranteed Notes, 5.00%, 1/15/27	140,822
150,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.88%, 11/15/25	147,139
		287,961
	LODGING 0.6%
125,000	Hyatt Hotels Corp., Senior Unsecured Notes, 1.80%, 10/1/24	118,343
150,000	Marriott International, Inc., 4.90%, 4/15/29	148,686
		267,029
	RETAIL 1.8%
150,000	AutoZone, Inc., Senior Unsecured Notes, 3.75%, 6/1/27	145,107
175,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32	143,868
150,000	Dollar General Corp., Senior Unsecured Notes, 3.50%, 4/3/30	137,780
150,000	McDonald's Corp., Senior Unsecured Notes, 4.60%, 9/9/32(3)	151,784
See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 32.8% (continued)
CONSUMER, CYCLICAL 4.2% (continued)
	RETAIL 1.8% (continued)
$ 150,000	O'Reilly Automotive, Inc., Senior Unsecured Notes, 3.60%, 9/1/27	$ 144,802
		723,341
		1,729,070
CONSUMER, NON-CYCLICAL 6.6%
	BEVERAGES 1.3%
150,000	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 4.90%, 1/23/31(3)	154,538
150,000	Constellation Brands, Inc., 2.25%, 8/1/31	123,232
160,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48	154,296
125,000	Diageo Capital PLC, Guaranteed Notes, 2.00%, 4/29/30	106,498
		538,564
	BIOTECHNOLOGY 0.6%
150,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27(3)	138,203
150,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30	121,389
		259,592
	COMMERCIAL SERVICES 0.7%
150,000	PayPal Holdings, Inc., Senior Unsecured Notes, 2.65%, 10/1/26	141,441
155,000	Service Corp. International, Senior Unsecured Notes, 4.00%, 5/15/31	136,121
		277,562
	HEALTHCARE SERVICES 1.8%
150,000	Centene Corp., Senior Unsecured Notes, 4.63%, 12/15/29	141,036
150,000	Elevance Health, Inc., 4.75%, 2/15/33	150,753
150,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	150,063
150,000	Laboratory Corp. of America Holdings, Senior Unsecured Notes, 2.95%, 12/1/29	133,876
150,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 4.63%, 11/15/41	144,237
		719,965
	PHARMACEUTICALS 2.2%
150,000	AbbVie, Inc., Senior Unsecured Notes, 2.95%, 11/21/26	142,723
150,000	AstraZeneca PLC, Senior Unsecured Notes, 1.38%, 8/6/30	122,278
150,000	Becton Dickinson and Co., Senior Unsecured Notes, 3.70%, 6/6/27(3)	144,923
150,000	CVS Health Corp., Senior Unsecured Notes, 1.75%, 8/21/30	121,942
175,000	Merck & Co., Inc., Senior Unsecured Notes, 3.90%, 3/7/39	160,374
160,000	Novartis Capital Corp., Guaranteed Notes, 2.75%, 8/14/50(3)	118,363
140,000	Takeda Pharmaceutical Co. Ltd., Senior Unsecured Notes, 3.03%, 7/9/40	106,806
		917,409
		2,713,092
Principal Amount		Value
CORPORATE BONDS & NOTES 32.8% (continued)
ENERGY 3.4%
	OIL & GAS 1.5%
$ 150,000	Canadian Natural Resources Ltd., Senior Unsecured Notes, 2.05%, 7/15/25	$ 140,135
165,000	EOG Resources, Inc., Senior Unsecured Notes, 4.38%, 4/15/30	164,478
150,000	Hess Corp., Senior Unsecured Notes, 4.30%, 4/1/27	146,419
150,000	Occidental Petroleum Corp., Senior Unsecured Notes, 5.50%, 12/1/25	149,831
		600,863
	PIPELINES 1.9%
125,000	Boardwalk Pipelines LP, Guaranteed Notes, 4.95%, 12/15/24	124,247
150,000	Enbridge, Inc., Guaranteed Notes, 2.50%, 8/1/33	120,874
140,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	130,510
140,000	Magellan Midstream Partners LP, Senior Unsecured Notes, 4.25%, 9/15/46	111,365
150,000	Targa Resources Corp., Guaranteed Notes, 5.20%, 7/1/27	148,746
150,000	TransCanada PipeLines Ltd., Senior Unsecured Notes, 4.25%, 5/15/28	145,541
		781,283
		1,382,146
FINANCIAL 11.2%
	BANKS 5.6%
150,000	Bank of New York Mellon Corp., (SOFR + 1.51%), 4.71%, 2/1/34(2)	148,469
150,000	Citigroup, Inc., Senior Unsecured Notes, (3-month LIBOR + 1.16%), 3.35%, 4/24/25(2)	146,190
155,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	147,420
175,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3.75%, 2/25/26	170,113
125,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	122,041
175,000	JPMorgan Chase & Co., Senior Unsecured Notes, (3-month LIBOR + 1.38%), 3.96%, 11/15/48(2)	144,658
150,000	KeyCorp, Senior Unsecured Notes, 2.55%, 10/1/29(3)	119,855
175,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.90%, 3/12/24	171,558
150,000	Morgan Stanley, (SOFR + 2.56%), 6.34%, 10/18/33(2)	163,829
150,000	NatWest Group PLC, (1 yr. CMT + 1.30%), 5.85%, 3/2/27(2)	150,383
150,000	Northern Trust Corp., Senior Unsecured Notes, 1.95%, 5/1/30(3)	125,072
150,000	PNC Financial Services Group, Inc. (The), Senior Unsecured Notes, (SOFR + 0.98%), 2.31%, 4/23/32(2)	122,779
160,000	Royal Bank of Canada, 5.00%, 2/1/33	161,899
150,000	Synovus Bank, 5.63%, 2/15/28	134,625
See Supplementary Notes to Financial Statements.

March 31, 2023

Principal Amount		Value
CORPORATE BONDS & NOTES 32.8% (continued)
FINANCIAL 11.2% (continued)
	BANKS 5.6% (continued)
$ 200,000	Wells Fargo & Co., Senior Unsecured Notes, (SOFR + 1.32%), 5.96%, 4/25/26(2)	$ 199,794
150,000	Zions Bancorp NA, Subordinated Notes, 3.25%, 10/29/29	104,823
		2,333,508
	DIVERSIFIED FINANCIALS 1.5%
175,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 1.75%, 1/30/26	156,698
175,000	Air Lease Corp., Senior Unsecured Notes, 3.63%, 4/1/27	162,260
160,000	Ally Financial, Inc., Senior Unsecured Notes, 4.75%, 6/9/27	149,000
165,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	157,332
		625,290
	INSURANCE 1.0%
150,000	Aflac, Inc., Senior Unsecured Notes, 3.60%, 4/1/30	141,111
125,000	Allstate Corp., Senior Unsecured Notes, 1.45%, 12/15/30	97,224
175,000	Prudential Financial, Inc., Junior Subordinated Notes, (3-month LIBOR + 2.67%), 5.70%, 9/15/48(2)	163,188
		401,523
	REITS 3.1%
150,000	American Tower Corp., 5.50%, 3/15/28	152,930
125,000	AvalonBay Communities, Inc., Senior Unsecured Notes, 2.45%, 1/15/31	105,323
150,000	Crown Castle, Inc., Senior Unsecured Notes, 3.80%, 2/15/28	142,352
125,000	Digital Realty Trust LP, Guaranteed Notes, 3.60%, 7/1/29	112,227
150,000	Equinix, Inc., Senior Unsecured Notes, 2.50%, 5/15/31	123,513
150,000	Kimco Realty Corp., Senior Unsecured Notes, 2.25%, 12/1/31	117,512
150,000	Life Storage LP, Guaranteed Notes, 2.20%, 10/15/30	123,069
140,000	Prologis LP, Senior Unsecured Notes, 2.25%, 4/15/30	118,767
155,000	Sabra Health Care LP, Guaranteed Notes, 3.90%, 10/15/29	128,163
150,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28	143,451
		1,267,307
		4,627,628
INDUSTRIAL 1.9%
	BUILDING MATERIALS 0.3%
150,000	Vulcan Materials Co., Senior Unsecured Notes, 3.50%, 6/1/30	137,081
	ELECTRONICS 0.7%
160,000	Amphenol Corp., Senior Unsecured Notes, 2.20%, 9/15/31	132,712
Principal Amount		Value
CORPORATE BONDS & NOTES 32.8% (continued)
INDUSTRIAL 1.9% (continued)
	ELECTRONICS 0.7% (continued)
$ 150,000	Flex Ltd., Senior Unsecured Notes, 4.75%, 6/15/25	$ 147,260
		279,972
	MACHINERY - DIVERSIFIED 0.3%
150,000	John Deere Capital Corp., Senior Unsecured Notes, 2.45%, 1/9/30	133,394
	TRANSPORTATION 0.6%
175,000	CSX Corp., Senior Unsecured Notes, 3.35%, 9/15/49	131,783
150,000	Union Pacific Corp., Senior Unsecured Notes, 3.25%, 2/5/50	114,000
		245,783
		796,230
TECHNOLOGY 1.3%
	SEMICONDUCTORS 0.6%
140,000	Analog Devices, Inc., Senior Unsecured Notes, 2.80%, 10/1/41	106,877
140,000	Broadcom, Inc., 4.30%, 11/15/32	128,988
		235,865
	SOFTWARE 0.7%
150,000	Adobe, Inc., Senior Unsecured Notes, 2.30%, 2/1/30(3)	133,221
150,000	Oracle Corp., 6.25%, 11/9/32	161,332
		294,553
		530,418
UTILITIES 0.4%
	ELECTRIC 0.4%
150,000	Duke Energy Corp., Senior Unsecured Notes, 4.50%, 8/15/32	145,020
TOTAL CORPORATE BONDS & NOTES (Cost $14,887,827)		13,492,306
LONG-TERM MUNICIPAL SECURITIES 2.5%
	CALIFORNIA 0.4%
200,000	San Marcos California Unified School District, Refunding Revenue Bonds, 3.17%, 8/1/38	159,520
	CONNECTICUT 0.2%
125,000	Hartford County Metropolitan District Clean Water Project Revenue, Series B, 2.17%, 4/1/34	99,160
	DISTRICT OF COLUMBIA 0.5%
200,000	District of Columbia Income Tax Secured Revenue Bonds, Build America Bonds, Series F, 4.91%, 12/1/23	199,926
	OREGON 0.3%
145,000	State of Oregon, Series C, GO, 2.38%, 5/1/36	112,396
	TEXAS 1.1%
500,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Series C, Series C, 4.45%, 11/15/43	458,907
TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $1,178,829)		1,029,909
See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS 0.6%
$ 250,000	FNMA, 2.63%, 9/6/24(3)	$ 244,058
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $250,439)		244,058
RESIDENTIAL MORTGAGE-BACKED SECURITIES 27.8%
20,763	FHLMC Gold PC Pool #A29526, 5.00%, 1/1/35	20,898
88,262	FHLMC Gold PC Pool #C91749, 4.00%, 1/1/34	86,261
35,295	FHLMC Gold PC Pool #G06224, 3.50%, 1/1/41	33,714
9,712	FHLMC Gold PC Pool #J11587, 4.00%, 1/1/25	9,767
17,499	FHLMC Gold PC Pool #Q06307, 3.50%, 2/1/42	16,713
19,333	FHLMC Gold PC Pool #Q08656, 4.00%, 6/1/42	18,940
37,344	FHLMC Gold PC Pool #Q08903, 3.50%, 6/1/42	35,667
120,271	FHLMC Gold PC Pool #Q14593, 3.00%, 1/1/43	111,046
155,802	FHLMC Gold Pool #Q34167, 4.00%, 6/1/45	152,063
49,897	FHLMC Gold Pool #Q57991, 4.00%, 8/1/48	48,514
177,938	FHLMC Pool #QB2958, 3.00%, 9/1/50	160,420
189,876	FHLMC Pool #QB5314, 2.50%, 11/1/50	164,033
233,839	FHLMC Pool #QB8153, 2.50%, 1/1/51	202,615
140,170	FHLMC Pool #SD8023, 2.50%, 11/1/49	121,481
154,966	FHLMC Pool #SD8163, 3.50%, 8/1/51	144,409
443,187	FHLMC Pool #SD8173, 2.50%, 10/1/51	382,393
809,147	FHLMC Pool, #QF1236, 4.50%, 10/1/52	792,743
1,042,396	FHLMC Pool, #SD8256, 4.00%, 10/1/52	996,945
1,038,202	FHLMC Pool, #SD8300, 5.50%, 2/1/53	1,048,641
50,503	FNMA Pool #AB2346, 4.50%, 2/1/41	50,789
31,830	FNMA Pool #AB5231, 2.50%, 5/1/27	30,685
31,152	FNMA Pool #AB5716, 3.00%, 7/1/27	30,263
49,943	FNMA Pool #AI4285, 5.00%, 6/1/41	51,010
216,898	FNMA Pool #AR6394, 3.00%, 2/1/43	200,051
61,690	FNMA Pool #AS5892, 3.50%, 10/1/45	58,243
20,111	FNMA Pool #AS6102, 3.50%, 11/1/45	18,987
36,322	FNMA Pool #AS6205, 3.50%, 11/1/45	34,293
27,349	FNMA Pool #AS6385, 4.00%, 12/1/45	26,665
68,740	FNMA Pool #AS9562, 3.00%, 5/1/47	62,783
77,001	FNMA Pool #AU4279, 3.00%, 9/1/43	71,017
62,240	FNMA Pool #AV0703, 4.00%, 12/1/43	60,874
27,642	FNMA Pool #AW7362, 2.50%, 8/1/29	26,213
71,757	FNMA Pool #AX0416, 4.00%, 8/1/44	69,694
42,970	FNMA Pool #AY1670, 3.50%, 2/1/45	40,675
25,754	FNMA Pool #AY4195, 4.00%, 5/1/45	25,117
33,380	FNMA Pool #BA3885, 3.50%, 11/1/45	31,514
1,070,000	FNMA Pool #BX7762, 5.00%, 3/1/53	1,067,052
133,663	FNMA Pool #CA2320, 3.50%, 9/1/48	126,592
67,222	FNMA Pool #CA5540, 3.00%, 4/1/50	60,856
727,500	FNMA Pool #CB0856, 3.00%, 6/1/51	654,524
834,030	FNMA Pool #CB5892, 4.50%, 3/1/53	817,538
1,140,469	FNMA Pool #FM9834, 3.50%, 6/1/49	1,069,925
59,209	FNMA Pool #MA0641, 4.00%, 2/1/31	57,808
76,940	FNMA Pool #MA4012, 2.00%, 5/1/35	69,836
466,774	FNMA Pool #MA4548, 2.50%, 2/1/52	402,666
1,050,000	FNMA Pool #MA4979, 5.50%, 4/1/53	1,060,558
15,027	FNMA REMIC Trust Series 2013-18, Series 2013-18, Class AE, 2.00%, 3/25/28	14,303
Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES 27.8% (continued)
$ 8,253	GNMA, Series 2011-136, Class GB, 2.50%, 5/20/40	$ 8,209
1,373,113	GNMA, Series 2021-98, Class 2021-IG, IO, 3.00%, 6/20/51	206,678
35,810	GNMA II Pool #5332, 4.00%, 3/20/42	35,358
133,586	GNMA II Pool #MA3937, 3.50%, 9/20/46	127,125
122,811	GNMA II Pool #MA7054, 3.50%, 12/20/50	116,131
129,829	GNMA II Pool #MA7651, 3.50%, 10/20/51	121,695
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $12,190,914)		11,452,990
U.S. TREASURY OBLIGATIONS 25.8%
120,000	U.S. Treasury Bonds, 5.38%, 2/15/31(3)	135,220
250,000	U.S. Treasury Bonds, 4.38%, 2/15/38	273,750
650,000	U.S. Treasury Bonds, 3.50%, 2/15/39	642,129
350,000	U.S. Treasury Bonds, 1.13%, 5/15/40	232,900
750,000	U.S. Treasury Bonds, 2.88%, 5/15/43	648,018
964,000	U.S. Treasury Bonds, 3.00%, 2/15/48	840,864
1,930,000	U.S. Treasury Bonds, 2.25%, 8/15/49	1,451,194
200,000	U.S. Treasury Bonds, 2.88%, 5/15/52	171,094
111,593	U.S. Treasury Inflation Indexed Note, 0.13%, 7/15/31	102,767
550,000	U.S. Treasury Notes, 1.25%, 7/31/23	543,641
550,000	U.S. Treasury Notes, 0.13%, 8/31/23	539,731
1,335,000	U.S. Treasury Notes, 2.25%, 11/15/24	1,293,125
300,000	U.S. Treasury Notes, 3.00%, 9/30/25	293,402
1,075,000	U.S. Treasury Notes, 2.75%, 2/15/28	1,032,588
675,000	U.S. Treasury Notes, 1.63%, 8/15/29	602,068
200,000	U.S. Treasury Notes, 3.50%, 1/31/30	199,188
700,000	U.S. Treasury Notes, 1.50%, 2/15/30	613,648
625,000	U.S. Treasury Notes, 1.13%, 2/15/31	526,294
525,000	U.S. Treasury Notes, 2.75%, 8/15/32	494,074
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,871,093)		10,635,695

Shares		Value
SHORT-TERM INVESTMENTS 18.4%
	MONEY MARKET FUNDS 18.4%
7,020,753	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.70%(4)	7,020,753
561,688	State Street Navigator Securities Lending Government Money Market Portfolio(5)	561,688
		7,582,441
TOTAL SHORT-TERM INVESTMENTS (Cost $7,582,441)		7,582,441
TOTAL INVESTMENTS IN SECURITIES 114.6% (Cost $51,024,007)		$47,189,708
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (14.6)%		(6,013,332)
NET ASSETS(6) 100.0%		$41,176,376

See Supplementary Notes to Financial Statements.

March 31, 2023

(1)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(2)
Floating or variable rate security. The rate disclosed is
the rate in effect as of March 31, 2023. The information
in parentheses represents the benchmark and reference
rate for each relevant security and the rate adjusts based
upon the reference rate and spread. The security may be
further subject to interest rate floor and caps. For
securities which do not indicate a reference rate and
spread in their descriptions, the interest rate adjusts
periodically based on current interest rates and, for
mortgage-backed securities, prepayments in the
underlying pool of assets.

(3)	A portion or all of the security was held on loan. As of March 31, 2023, the market value of the securities on loan was $1,463,490.
(4)	Rate reflects 7 day yield as of March 31, 2023.
(5)
Securities with an aggregate market value of $1,463,490
were out on loan in exchange for $561,688 of cash
collateral as of March 31, 2023. The collateral was
invested in a cash collateral reinvestment vehicle.

(6)
For federal income tax purposes, the aggregate cost was
$51,024,007, aggregate gross unrealized appreciation
was $75,768, aggregate gross unrealized depreciation
was $3,910,067 and the net unrealized depreciation was
$3,834,299.

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Freddie Mac Multifamily.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
See Supplementary Notes to Financial Statements.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices are in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in the markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2023:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Collateralized Mortgage Obligations	$—	$655,978	$—	$655,978
Commercial Mortgage-Backed Securities	—	2,096,331	—	2,096,331
Corporate Bonds & Notes*	—	13,492,306	—	13,492,306
Long-Term Municipal Securities*	—	1,029,909	—	1,029,909
U.S. Government Agency Obligations	—	244,058	—	244,058
Residential Mortgage-Backed Securities	—	11,452,990	—	11,452,990
U.S. Treasury Obligations	—	10,635,695	—	10,635,695
Short-Term Investments	7,582,441	—	—	7,582,441
Total Investments in Securities	$7,582,441	$39,607,267	$—	$47,189,708

*	See Schedule of Investments for further breakdown by category.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
During the period ended March 31, 2023, there were no Level 3 investments.